Employee Benefits and Private Pension Plan - Post-employment benefit expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Employee benefit expense	R$ 15,585	R$ 11,622	R$ 9,892
Health and dental care plan [member]
Disclosure of defined benefit plans [line items]
Employee benefit expense	15,265	11,127	10,442
Indemnification of FGTS [member]
Disclosure of defined benefit plans [line items]
Employee benefit expense	4,409	6,199	5,423
Seniority bonus [member]
Disclosure of defined benefit plans [line items]
Employee benefit expense	4,886	6,821	3,580
Life insurance [member]
Disclosure of defined benefit plans [line items]
Employee benefit expense	R$ 797	R$ 1,117	R$ 1,293